EQUITY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Equity
Number of shares, Beginning balance	37,626,427
NIS par value, Beginning balance	$ 1,505,057
Number of shares, Vesting of restricted shares	211,043
NIS par value, Vesting of restricted shares	$ 8,442
Number of shares, Exercise of share options	220,875	8,835
Number of shares, Issue of shares	1,107,460	44,298
Number of shares, Beginning balance	39,165,805
NIS par value, Beginning balance	$ 1,566,632